INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
NOTE 5 - INCOME TAXES

At September 30, 2017, the Company’s effective tax rate differs from the US federal statutory tax rate primarily due to a valuation allowance recorded against net deferred tax assets in all jurisdictions in which the Company operates. At December 31, 2016, the Company’s effective tax rate differed from the US federal statutory tax rate primarily due to earnings taxed at the lower income tax rate in Cyprus.

We regularly review deferred tax assets to assess their potential realization and establish a valuation allowance for portions of such assets to reduce the carrying value if we do not consider it to be more likely than not that the deferred tax assets will be realized. Our review includes evaluating both positive (e.g., sources of taxable income) and negative (e.g., recent historical losses) evidence that could impact the realizability of our deferred tax assets. At September 30, 2017, the Company has a maintained a valuation allowance against all net deferred tax assets in each jurisdiction in which it is subject to income tax.

As of September 30, 2017 the Company has no uncertain tax positions recorded in any jurisdiction where it is subject to income tax. The Company has recorded $63,724 of interest and penalties as interest expense for the nine months ended September 30, 2017 in accordance with this policy.

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended December 31, 2016 and 2015 is as follows:

	12/31/2016	12/31/2015
US
Income before income taxes	$(592,288)	$(6,687,709)
Taxes under statutory US tax rates	$(201,378)	$(2,273,821)
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	$193,451	$159,457
Foreign tax rate differential	$19,122	$2,126,593
Permanent differences	$360	$183
State taxes	$(11,594)	$(12,412)
Income tax expense	$(39)	$-

The increase in the Company's effective tax rate in the previous years was primarily attributable to an increase in revenue in Cyprus, which maintains a corporate income tax rate of 12.5%. The corporate income tax rate in Greece is 29%.The net increase in the valuation allowance was caused by the reversal of certain financial reporting accruals that were not previously deducted for tax.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities consist of the following:

	12/31/2016	12/31/2015
US
Net operating loss carry forward	$329,848	$247,025
Greece
Net operating loss carry forward	176,443	77,319
Cyprus
Net operating loss carry forward	11,052	11,018
Total deferred tax asset	517,343	335,362
Valuation allowance	(517,343)	(335,362)
Deferred tax asset, net	$--	$-

At December 31, 2016, the Company had US net operating loss carry forwards of approximately $329,848 that may be offset against future taxable income, subject to limitation under IRC Section 382, which begin to expire in 2031. At December 31, 2016, the Company had Greece net operating loss carry forwards of approximately $176,443 that may be offset against future taxable income which begin to expire in 2019. During the period ending December 31, 2016, the Company generated Cyprus net operating loss carry forwards of $11,052 which may be carryforward for five (5) years. The Company does not anticipate to generate taxable income in Cyprus in excess of its Cyprus net operating losses No tax benefit has been reported in the December 31, 2016 or 2015 consolidated financial statements due to the uncertainty surrounding the realizability of the benefit, based on a more likely than not criteria and in consideration of available positive and negative evidence.

The Company asserts that it will indefinitely reinvest the unremitted earnings and profits generated by Amplerissimo, their Cyprus subsidiary, in 2015. Accordingly, no US deferred tax liability has been established for the unremitted earnings and profits generated in Cyprus.

The Company applied the "more-likely-than-not" recognition threshold to all tax positions taken or expected to be taken in a tax return, which resulted in no unrecognized tax benefits as of December 31, 2016 and December 31, 2015, respectively.

The Company has elected to classify interest and penalties that would accrue according to the provisions of relevant tax law as interest and other expense, respectively. As of December 31, 2016 the Company has accrued approximately $86,409 in other expense.

The Company's tax years since inception through 2016 remain open to examination by most taxing authorities.

Taxes payable are $1,080,590 and $1,032,128 as of December 31, 2016 and December 31, 2015, respectively.